Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill as of January 1, 2020	$ 385,658
Foreign currency translation adjustments	(22)
Goodwill as of June 30, 2020	$ 385,636